Schedule of Intangible Assets and Weighted-Average Remaining Amortization Period (Details) (10-K) - USD ($)		5 Months Ended	6 Months Ended	12 Months Ended
	Sep. 03, 2019	Dec. 31, 2018	Jun. 30, 2020	Dec. 31, 2019
Gross Carrying Amount		$ 627,360	$ 7,289,960	$ 7,289,960
Accumulated Amortization		(22,871)	(1,210,908)	(656,376)
Intangibles, net		604,489	$ 6,079,052	$ 6,633,584
Trade Name and Trademarks [Member]
Finite-lived intangible asset, useful life			4 years 1 month 6 days	4 years 3 months 19 days
Gross Carrying Amount		48,160	$ 1,052,160	$ 1,052,160
Accumulated Amortization		(1,951)	(200,700)	(96,258)
Intangibles, net		$ 46,209	$ 961,040	$ 955,902
Trade Name and Trademarks [Member] | Successor [Member]
Finite-lived intangible asset, useful life	5 years	14 years
Customer Relationships [Member]
Finite-lived intangible asset, useful life			9 years 1 month 6 days	9 years 4 months 24 days
Gross Carrying Amount		$ 448,290	$ 3,586,290	$ 3,586,290
Accumulated Amortization		(12,680)	(442,465)	(257,529)
Intangibles, net		$ 435,610	$ 3,034,245	$ 3,328,761
Customer Relationships [Member] | Successor [Member]
Finite-lived intangible asset, useful life	10 years	10 years 1 month 6 days
Non-competition Agreements [Member]
Finite-lived intangible asset, useful life			4 years 2 months 12 days	4 years 4 months 24 days
Gross Carrying Amount		$ 130,910	$ 2,651,510	$ 2,651,510
Accumulated Amortization		(8,240)	(567,743)	(302,589)
Intangibles, net		$ 122,670	$ 2,083,767	$ 2,348,921
Non-competition Agreements [Member] | Successor [Member]
Finite-lived intangible asset, useful life	5 years	4 years 8 months 12 days